PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
	As of December 31,
	2015	2016
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	427,156	34,072
Prepayments and other current assets	980	491
Amounts due from subsidiaries	21,743	-

Total current assets	449,879	34,563

Non-current assets:
Property and equipment, net	26	12
Long-term investments	46,364	54,408
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	1,044,465	753,117

Total non-current assets	1,090,855	807,537

Total assets	1,540,734	842,100

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other liabilities	2,365	11,401
Amounts due to subsidiaries and PRC Domestic Entities	-	48,301
Convertible senior notes	396,716	-

Total current liabilities	399,081	59,702

Non-current liabilities:
Convertible senior notes	287,887	295,268

Total non-current liabilities	287,887	295,268

Total liabilities	686,968	354,970

Commitments and contingencies

Shareholders’ equity:

Class A ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 70,736,679 shares and 64,012,758 shares issued and outstanding as of December 31, 2015 and 2016, respectively	9,110	9,157
Class B ordinary shares, par value HK$1.00 per share, 600,000,000 shares authorized for Class A and Class B in aggregate, and 24,336,650 shares and 24,336,650 shares issued and outstanding as of December 31, 2015 and 2016, respectively	3,124	3,124
Additional paid-in capital	478,391	488,943
Accumulated other comprehensive income (loss)	(10,364)	(81,349)
Retained earnings	373,505	203,870
Treasury stock	-	(136,615)

Total shareholders’ equity	853,766	487,130

Total liabilities and shareholders’ equity	1,540,734	842,100

Condensed Statements of Comprehensive Income
	For the Years Ended December 31,
	2014	2015	2016
	US$	US$	US$

Revenues	-	-	-
Cost of revenues	-	-	-
Gross profit	-	-	-
General and administrative (expenses) income	(867)	3,023	3,610

Operating (loss) income	(867)	3,023	3,610

Equity in profits (losses) of subsidiaries, PRC Domestic Entities and PRC Domestic Entities’ subsidiaries	270,241	(6,254)	(167,967)
Interest income	3,303	260	1,775
Interest expenses	(11,033)	(12,108)	(17,807)
Realized gain on available-for-sale security (including accumulated other comprehensive income reclassifications for unrealized net gain on available-for-sale security of nil, nil and 10,583 for the years ended December 31, 2014, 2015 and 2016, respectively)	-	-	10,583
Investment income	-	-	1,571
Other-than-temporary impairment on available-for-sale securities	(8,417)	-	(2,232)
Foreign exchange gain (loss)	(10)	(17)	832

Income (loss) before income taxes	253,217	(15,096)	(169,635)

Income tax expenses	-	-	-

Net income (loss)	253,217	(15,096)	(169,635)

Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(4,323)	(55,928)	(67,728)
Amounts reclassified from accumulated other comprehensive income	-	-	(10,583)
Unrealized gain (loss) on available-for-sale securities	10,508	(4,002)	7,326

Other comprehensive income (loss), net of tax	6,185	(59,930)	(70,985)
Comprehensive income (loss)	259,402	(75,026)	(240,620)

Condensed Statements of Cash Flows
	2014	2015	2016
	US$	US$	US$

Net cash provided by (used in) operating activities	914	(4,718)	117,398
Net cash (used in) provided by investing activities	(118,045)	(78,196)	11,575
Net cash (used in) provided by financing activities	(101,442)	489,695	(522,057)
Net (decrease) increase in cash and cash equivalents	(218,573)	406,782	(393,084)
Cash and cash equivalents at beginning of year	238,947	20,374	427,156
Cash and cash equivalents at end of year	20,374	427,156	34,072